Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 3, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
Post-Effective Amendment No. 151 to the Registration Statement on Form N-1A of Deutsche Emerging Markets Equity Fund (formerly DWS Emerging Markets Equity Fund), Deutsche Global Equity Fund (formerly DWS Global Equity Fund), Deutsche Latin America Equity Fund (formerly DWS Latin America Equity Fund) and Deutsche World Dividend Fund (formerly DWS World Dividend Fund) (each, a “Fund,” and collectively, the “Funds”), each a series of Deutsche International Fund, Inc. (formerly DWS International Fund, Inc.) (the “Corporation”) (Reg. Nos. 002-14400; 811-00642)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 151 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Funds and does not relate to any other series of the Corporation.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2015.  No fees are required in connection with this filing.

The Amendment is being filed principally to reflect the addition of Institutional Class shares to Deutsche Latin America Equity Fund, which class specific disclosure has been previously reviewed by the Staff of the Commission.  The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on January 31, 2014 in Post-Effective Amendment No. 138 to the Corporation’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray